CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Total revenues	$ 115,110	$ 58,503	$ 341,191	$ 155,048	$ 221,395
Costs and expenses
Selling, general and administrative expenses	9,114	6,103	27,177	19,207	22,135
Total costs and expenses	79,893	48,509	252,328	144,433	179,190
Income from operations	35,217	9,994	88,863	10,615	42,205
Interest expense, net	(2,852)	(4,986)	(20,767)	(20,233)	(21,837)
Other income (expense), net	(4,305)			2,251	1,640
Income before income taxes	28,060	5,008	68,096	(7,367)	22,008
Income tax expense	1,652	154	1,549	809	784
Net income	26,408	$ 4,854	66,547	(8,176)	21,224
Net income attributable to Cactus Inc.	3,753		$ 66,547	$ (8,176)	21,224
Earnings Per Share, Basic and Diluted		$ 92.47	$ 1,258.36	$ (224.00)
Product revenue
Revenues
Total revenues	58,926	$ 33,038	$ 189,091	$ 77,739	110,917
Costs and expenses
Cost of revenue	37,066	23,195	124,030	62,766	84,604
Rental revenue
Revenues
Total revenues	29,145	12,975	77,469	44,372	65,431
Costs and expenses
Cost of revenue	12,176	8,273	40,519	33,990	39,251
Field service and other revenue
Revenues
Total revenues	27,039	12,490	74,631	32,937	45,047
Costs and expenses
Cost of revenue	$ 21,537	$ 10,938	$ 60,602	$ 28,470	$ 33,200
Class A Common Stock
Costs and expenses
Earnings Per Share, Basic and Diluted			$ 1,258.36	$ (224.00)	$ 306.88
Class A
Costs and expenses
Earnings Per Share, Basic and Diluted			$ 1,258.36	$ (224.00)	$ 306.88
Weighted Average Number of Shares Outstanding, Basic and Diluted			36,500	36,500	36,500